WARRANT LIABILITIES - Schedule of warrant liabilities (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
WARRANT LIABILITIES
Balance as of December 31, 2024	$ 3,340
Change in fair values	(1,722)
Balance as of June 30, 2025	$ 1,618